Fair Value of Financial Instruments and Risk Management (Foreign Currency Risk) (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Maximum length of time hedged in balance sheet hedge	15 days
Maximum length of time hedged in cash flow hedge	7 months
Balance Sheet Hedge
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Derivative, notional amount	$ 85,000,000
Cash Flow Hedging
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Cash flow hedge	$ 4,000,000